UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 721-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 103.9%
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.1%
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	460,000	EUR	$532,320	(a)

Automobiles - 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	690,000		741,888	(b)

Diversified Consumer Services - 0.5%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	164,110	(c)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	260,000	GBP	432,280
Service Corp. International, Senior Notes	7.625%	10/1/18	185,000		208,125	(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	480,000		556,570	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	500,000		517,500	(b)

Total Diversified Consumer Services					1,878,585

Hotels, Restaurants & Leisure - 3.0%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	650,000		611,975	(a)(d)(e)(f)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	520,000		549,900
CCM Merger Inc., Senior Notes	9.125%	5/1/19	940,000		1,005,800	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	2,020,000		2,030,100
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	482,000		479,590	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	700,000		722,750	(a)(b)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	1,095,000	GBP	1,776,894
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	620,000		651,000	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	420,000		435,750	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,934,000		2,076,632	(a)(b)

Total Hotels, Restaurants & Leisure					10,340,391

Household Durables - 1.3%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,020,000		1,062,075	(a)(b)(d)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	850,000		873,375	(a)(b)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	830,000		900,550	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	630,000		653,625	(b)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,050,000		976,500	(a)(b)

Total Household Durables					4,466,125

Media - 5.8%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	530,000		528,675
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	6/1/20	260,000		271,700	(b)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	680,000		674,580	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	400,000		407,977	(a)
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	70,000		72,013
CSC Holdings LLC, Senior Debentures	7.875%	2/15/18	1,500,000		1,642,500	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	920,000		999,488	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000		191,216	(b)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	470,000		445,621
DISH DBS Corp., Senior Notes	5.000%	3/15/23	590,000		522,522	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,730,000		1,580,787	(b)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	710,000		678,050	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	20,000		$22,464
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	720,000		525,600
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	330,000		356,560	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,026,193		882,526	(a)(d)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	1,290,000		1,293,225	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	2,100,000		2,104,599	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	922,000		1,090,354	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	352,000		412,001
Tribune Media Co., Senior Notes	5.875%	7/15/22	380,000		383,800	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	150,000	EUR	174,046	(a)
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,627,110	(a)(b)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	710,000		743,810	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	81,000		85,961	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,510,000		1,575,111	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	930,000		957,900	(a)(b)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		201,375	(a)

Total Media					20,451,571

Multiline Retail - 0.2%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	500,000		530,000	(a)
Neiman Marcus Group Ltd. LLC, Senior Secured Notes	7.125%	6/1/28	180,000		180,000	(b)

Total Multiline Retail					710,000

Specialty Retail - 1.4%
American Greetings Corp., Senior Notes	7.375%	12/1/21	700,000		739,375	(b)
Gap Inc., Senior Notes	5.950%	4/12/21	1,750,000		1,940,004	(b)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,830,000		1,725,690	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	430,000		436,450	(a)(b)

Total Specialty Retail					4,841,519

Textiles, Apparel & Luxury Goods - 0.2%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	650,000		578,500	(a)(b)

TOTAL CONSUMER DISCRETIONARY					44,540,899

CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	710,000		702,900	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	590,000		613,600
DS Services of America Inc., Secured Notes	10.000%	9/1/21	630,000		734,737	(a)(b)

Total Beverages					2,051,237

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	990,000		973,913	(a)

Food Products - 1.4%
BRF SA, Senior Notes	4.750%	5/22/24	951,000		934,453	(a)(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	370,000		374,625	(a)
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	330,000		320,925	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	200,000		195,500	(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	610,000		552,812	(a)(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	420,000		426,825	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	840,000		861,000	(a)(b)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,360,000		1,271,600	(a)

Total Food Products					4,937,740

Household Products - 0.5%
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	200,000		182,000	(a)
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	350,000		377,556	(b)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	200,000		209,000	(a)(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	740,000		765,900	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - (continued)
Sun Products Corp., Senior Notes	7.750%	3/15/21	170,000	$153,850	(a)

Total Household Products				1,688,306

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,230,000	1,042,425

TOTAL CONSUMER STAPLES				10,693,621

ENERGY - 20.8%
Energy Equipment & Services - 1.5%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	520,000	447,200	(b)
CGG, Senior Notes	6.500%	6/1/21	550,000	312,125	(b)
CGG, Senior Notes	6.875%	1/15/22	420,000	243,600	(b)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	490,000	112,700	(a)(b)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,110,000	255,300	(a)(b)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	270,000	114,750	(b)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	880,000	739,200	(b)
SESI LLC, Senior Notes	7.125%	12/15/21	780,000	782,075	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	730,000	503,700	(a)(b)
Transocean Inc., Senior Notes	6.800%	3/15/38	2,400,000	1,620,000	(b)

Total Energy Equipment & Services				5,130,650

Oil, Gas & Consumable Fuels - 19.3%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	540,000	491,400	(a)
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	56,449
Apache Corp., Senior Notes	6.000%	1/15/37	280,000	293,252
Approach Resources Inc., Senior Notes	7.000%	6/15/21	380,000	256,500	(b)
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,010,000	143,925
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	410,000	211,150	(b)
California Resources Corp., Senior Notes	5.500%	9/15/21	3,550,000	2,770,349	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	200,000	190,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	520,000	509,600	(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	620,000	589,000	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	380,000	306,850	(b)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,460,000	1,137,895	(b)
Colorado Interstate Gas Co., LLC, Senior Notes	6.800%	11/15/15	160,000	161,799
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	1,360,000	449,684	(b)
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	2,000,000	1,615,000	(a)(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,000,000	842,724	(b)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	800,000	732,000	(b)
Devon Energy Corp., Debentures	7.950%	4/15/32	230,000	289,788
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	688,143	742,644	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	770,000	880,649	(b)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	227,000	229,554
Ecopetrol SA, Senior Notes	5.875%	5/28/45	260,000	210,600
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	320,000	269,840	(a)
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	70,000	81,016
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	310,000	302,250	(a)
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	550,000	598,740	(b)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	750,000	730,125	(b)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,860,000	1,826,892	(a)(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	430,000	419,250
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	420,000	294,000	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,530,000	2,929,900	(a)(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	644,000	630,350	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	1,640,000	$1,445,250	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	1,910,000	706,700
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,420,000	475,700
Kerr-McGee Corp., Notes	6.950%	7/1/24	920,000	1,087,390	(b)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,260,000	1,357,878	(b)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,500,000	611,250	(b)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	2,000,000	775,000	(b)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	290,000	204,450	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,542,000	1,606,147	(a)(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	496,000	500,067	(c)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,930,000	1,336,525
MEG Energy Corp., Senior Notes	7.000%	3/31/24	920,000	752,100	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	900,000	283,500	*(e)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	5,420,000	2,533,850	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	810,000	601,425	(b)
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	12.250%	5/15/19	180,000	54,900
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	260,000	210,600
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	540,000	450,900
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	480,000	465,600	(a)(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	360,000	369,545	(c)
Pacific Exploration and Production Corp., Senior Notes	5.375%	1/26/19	870,000	478,500	(a)(b)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	780,000	425,100	(b)(c)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	900,000	454,500	(a)(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	283,000	287,953	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,050,000	827,610
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,300,000	1,053,000	(b)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	700,000	528,430
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	2,750,000	948,750	(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	120,000	51,288	(c)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	2,641,000	1,821,762	(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	3,387,000	3,469,981	(b)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	1,650,000	1,901,872	(b)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	970,000	1,042,750	(b)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,220,000	1,061,705	(b)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	644,000	630,991
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	420,000	375,375	(a)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	870,000	978,750	(a)(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	885,000	963,177	(a)(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,040,000	1,050,400	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	560,000	518,728	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,630,000	1,647,979	(a)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	700,000	47,250	*(g)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	360,000	336,600	(a)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	300,000	308,439	(c)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	650,000	681,374	(a)(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	1,430,000	1,408,550	(a)(b)
Samson Investment Co., Senior Notes	9.750%	2/15/20	750,000	2,813	*(g)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	2,760,000	2,346,000	(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	510,000	395,250	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,260,000	1,317,378	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	560,000	533,400	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	200,000	190,500	(c)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	770,000	743,050	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	561,313	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	110,000	106,192

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	330,000		$318,450
YPF SA, Senior Notes	8.500%	7/28/25	920,000		864,800	(a)

Total Oil, Gas & Consumable Fuels					67,701,912

TOTAL ENERGY					72,832,562

FINANCIALS - 19.8%
Banks - 12.3%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	330,000		320,595	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	620,000		639,375	(b)(h)(i)
Bank of America Corp., Senior Notes	5.650%	5/1/18	490,000		533,628
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,480,000		1,751,010	(b)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,050,000		2,712,857	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,000,000		5,709,375
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	220,000		233,804	(h)(i)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	160,000		159,800	(a)(i)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	360,000		369,090	(a)(h)(i)
Citigroup Inc., Senior Notes	8.500%	5/22/19	2,000,000		2,417,042	(b)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	870,000		999,412	(a)(b)(h)(i)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	1,000,000		1,021,156	(a)(h)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,870,000		1,851,300	(h)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,400,000		1,394,750	(h)(i)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	410,000		416,445	(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,260,000		2,212,906	(a)(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	700,000		681,450	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	4,280,000		4,247,900	(b)(h)(i)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,000,000		1,999,360	(b)(h)(i)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,880,000		1,903,500	(b)(h)
Novo Banco SA, Senior Notes	5.875%	11/9/15	200,000	EUR	224,648	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	460,000		577,300	(b)(h)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,920,000		3,140,025	(b)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	340,000		394,973	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,280,000	AUD	1,021,448	(c)(i)
Santander Issuances SAU, Notes	5.911%	6/20/16	600,000		616,242	(a)(b)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,300,000		1,866,795	(c)(i)
Societe Generale SA, Junior Subordinated Bonds	7.875%	12/18/23	3,040,000		3,059,000	(a)(b)(h)(i)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	460,000		471,500	(b)(h)(i)

Total Banks					42,946,686

Capital Markets - 2.7%
Bank of America Corp., Notes	6.875%	4/25/18	390,000		437,171
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	330,000		363,828
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	1,430,000		1,670,826	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,500,000		2,991,812	(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	670,000		664,837	(b)
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	1,830,000		1,855,163	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	470,000		524,024	(b)
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		986,976	(a)

Total Capital Markets					9,494,637

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.8%
American Express Co., Junior Subordinated Notes	5.200%	11/15/19	540,000		$536,895	(h)(i)
American Express Co., Notes	7.000%	3/19/18	260,000		293,276
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	970,000		1,129,915	(b)
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	590,000		626,875	(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	360,000		293,850	(a)(b)

Total Consumer Finance					2,880,811

Diversified Financial Services - 2.2%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,290,000		1,354,500	(a)(b)
General Electric Capital Corp., Senior Notes	5.625%	5/1/18	650,000		714,238	(b)
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	500,000		510,000	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,620,000		1,760,940	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,530,000		3,004,375	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		510,000	(a)(b)(i)

Total Diversified Financial Services					7,854,053

Insurance - 0.8%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	110,000		113,575
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	880,000		910,800	(b)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	460,000		480,700	(a)(b)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	100,000	GBP	155,755	(c)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	480,000		394,800
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	490,000		572,075	(a)

Total Insurance					2,627,705

Real Estate Management & Development - 1.0%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	440,000		401,500	(a)(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	850,000		890,375	(a)(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,110,000		1,162,725	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Secured Notes	11.000%	10/1/21	480,000		448,200
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	670,000		664,975

Total Real Estate Management & Development					3,567,775

TOTAL FINANCIALS					69,371,667

HEALTH CARE - 5.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	410,000		421,788	(a)

Health Care Equipment & Supplies - 1.1%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	550,000		543,813	(a)(d)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,460,000	EUR	1,727,629	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	150,000		153,000	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,360,000		1,410,320	(a)

Total Health Care Equipment & Supplies					3,834,762

Health Care Providers & Services - 2.8%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	670,000		723,600	(b)
BioScrip Inc., Senior Notes	8.875%	2/15/21	380,000		285,950
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	980,000		1,026,550	(b)
Humana Inc., Senior Notes	7.200%	6/15/18	2,000,000		2,271,184	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	950,000		$986,946
Priory Group No. 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	750,000	GBP	1,193,745	(c)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	760,000		843,600
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	1,390,000		1,438,650
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,110,000		1,076,006	(b)

Total Health Care Providers & Services					9,846,231

Pharmaceuticals - 1.4%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	490,000		512,662	(a)
Endo Finance LLC/Endo Ltd./Endo Finco Inc., Senior Notes	6.000%	7/15/23	970,000		1,011,225	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	1,350,000		1,387,125	(a)(d)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,710,000		1,765,575	(a)(b)

Total Pharmaceuticals					4,676,587

TOTAL HEALTH CARE					18,779,368

INDUSTRIALS - 10.9%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	420,000		444,150
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,210,000		1,140,425	(a)(b)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	370,000		358,900

Total Aerospace & Defense					1,943,475

Air Freight & Logistics - 0.7%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	510,000		476,850	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	990,000		1,053,113	(a)(b)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	850,000		839,375	(a)(b)

Total Air Freight & Logistics					2,369,338

Airlines - 0.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	310,000		323,144	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	281,938		299,911	(a)(b)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	7.373%	12/15/15	143,599		145,215	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	6.375%	1/2/16	260,000		263,575	(a)(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	292,505		333,456	(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	900,000	GBP	1,455,461	(c)

Total Airlines					2,820,762

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	760,000		714,400	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	550,000		451,935	(a)(b)

Total Building Products					1,166,335

Commercial Services & Supplies - 1.0%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	420,000		394,800	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	460,000		488,750	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,620,000		1,522,800
United Rentals North America Inc., Senior Notes	8.250%	2/1/21	198,000		210,375	(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	948,000		1,026,210	(b)

Total Commercial Services & Supplies					3,642,935

Construction & Engineering - 1.5%
Astaldi SpA, Senior Notes	7.125%	12/1/20	540,000	EUR	639,986	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	630,000		470,925	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	640,000		665,600	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - (continued)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,477,000		$668,342	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	830,000		722,100	(a)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	970,000		950,600	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	800,000		588,000	(a)(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	520,000		343,200	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	189,580		105,217	(a)

Total Construction & Engineering					5,153,970

Electrical Equipment - 0.3%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	560,000		578,200	(a)(b)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	490,000		488,775	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	118,621	(a)

Total Electrical Equipment					1,185,596

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	200,000		206,500	(a)(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		198,500	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	540,000		541,350
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	380,000		399,985	(a)(b)

Total Industrial Conglomerates					1,346,335

Machinery - 1.8%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	320,000		341,600	(a)(b)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,490,000		1,527,250	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	680,000		733,550	(b)
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	1,620,000	EUR	1,919,140	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	304,000	EUR	365,528	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	272,000	EUR	327,052	(c)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	430,000	EUR	499,220	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	480,000		513,600	(a)(b)

Total Machinery					6,226,940

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,120,000		1,073,800	(a)(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	570,000		447,450

Total Marine					1,521,250

Road & Rail - 1.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	670,000		681,725	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	140,000		126,700	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	1,600,000		1,616,000	(a)(b)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	857,143	EUR	1,004,651	(c)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	150,000	EUR	175,814	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,460,000		1,335,900	(a)(b)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	660,000		466,950	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	824,000		855,786	(b)

Total Road & Rail					6,263,526

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	980,000		980,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - 0.6%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	910,000		$941,850	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,090,000		1,095,450	(a)(d)

Total Transportation					2,037,300

Transportation Infrastructure - 0.4%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	450,000		458,438	(a)(b)
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	220,000		230,432	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	750,000		667,500	(a)

Total Transportation Infrastructure					1,356,370

TOTAL INDUSTRIALS					38,014,132

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.2%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	670,000		653,250	(a)(b)

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	710,000		724,200	(b)

Internet Software & Services - 0.3%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	350,000		354,813	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	590,000		658,587

Total Internet Software & Services					1,013,400

IT Services - 1.0%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	980,000		671,300	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	380,000		400,900	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	840,000		967,050
First Data Corp., Senior Secured Notes	6.750%	11/1/20	663,000		699,465	(a)(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	654,000		738,366

Total IT Services					3,477,081

Software - 0.4%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	550,000		539,116	(a)(b)
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	890,000	EUR	1,080,204	(a)

Total Software					1,619,320

TOTAL INFORMATION TECHNOLOGY					7,487,251

MATERIALS - 11.6%
Chemicals - 1.3%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	382,000		383,910	(a)(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	250,000		240,000	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	610,000		533,750
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	390,000		382,200	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	792,000	EUR	908,900	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	549,000		565,196	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	250,000		257,375	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		823,160	(a)
OCP SA, Senior Notes	4.500%	10/22/25	640,000		605,760	(a)

Total Chemicals					4,700,251

Construction Materials - 1.4%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	360,000		335,700	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	140,000		130,550	(c)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	550,000		617,375	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	450,000		505,125	(c)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	1,510,000		1,419,400	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	410,000		392,575	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	780,000		586,950	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction Materials - (continued)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	680,000		$649,400	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	230,000		213,900	(a)

Total Construction Materials					4,850,975

Containers & Packaging - 2.4%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	707,758		750,223	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	1,700,000	EUR	1,998,842	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,080,000		1,131,840	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,120,000		1,142,400	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	840,000		819,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	150,000		147,000
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,890,000		1,833,300
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	540,000		531,360	(a)(b)

Total Containers & Packaging					8,353,965

Metals & Mining - 5.7%
ArcelorMittal, Senior Notes	7.000%	2/25/22	50,000		50,125	(b)
ArcelorMittal, Senior Notes	7.750%	10/15/39	820,000		764,650
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,870,000		1,467,950	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	360,000		366,876	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	1,000,000		1,009,004	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	600,000		605,402	(b)(c)
Evraz Group SA, Senior Notes	9.500%	4/24/18	940,000		963,500	(c)
Evraz Group SA, Senior Notes	6.500%	4/22/20	810,000		709,763	(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	1,920,000		1,759,200	(a)(b)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	440,000		372,350	(a)(b)
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	227,000		212,245
Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	540,000		494,100
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	810,000		40,500	*(a)(e)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	9,620		0	(e)(f)(j)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	120,000		104,400	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	1,250,000		1,187,500	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	470,000		486,215	(a)(b)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	550,000	EUR	639,849	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	900,000		965,250	(a)(b)(d)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	500,000		485,000	(a)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	360,000		344,149
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,200,000		1,799,820	(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	370,000		385,263	(b)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	550,000		337,398
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	560,000		532,700	(a)
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	2,383,000		2,387,289	(b)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	830,000		817,550	(a)(b)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	160,000		156,800	(c)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	460,000		401,350	(a)(b)

Total Metals & Mining					19,846,198

Paper & Forest Products - 0.8%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,550,000		883,500	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	202,000		231,006	(b)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	245,000		251,072

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - (continued)
Inversiones CMPC SA, Notes	4.375%	5/15/23	260,000		$256,877	(a)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	460,000		478,240	(a)(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	310,000		311,630	(a)(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	550,000		453,750	(b)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	100,000		23,750
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	300,000		85,500

Total Paper & Forest Products					2,975,325

TOTAL MATERIALS					40,726,714

TELECOMMUNICATION SERVICES - 14.3%
Diversified Telecommunication Services - 10.0%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,233,000		2,132,515	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	630,000		675,221	(a)(b)
British Telecommunications PLC, Bonds	9.625%	12/15/30	240,000		350,692	(b)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	10,000		9,525	(b)
CenturyLink Inc., Senior Notes	7.600%	9/15/39	2,660,000		2,287,600	(b)
CenturyLink Inc., Senior Notes	7.650%	3/15/42	1,170,000		1,006,200
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	270,000		268,188	(a)(b)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,100,000		3,014,750	(b)
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	4,210,000		3,170,130
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	190,000		247,218	(b)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	375,000		395,625	(b)
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	1,945,000		2,065,590	(b)
Oi SA, Senior Notes	5.750%	2/10/22	1,200,000		870,000	(a)
Oi SA, Senior Notes	5.750%	2/10/22	1,000,000		725,000	(c)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000		438,312	(a)(b)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,000,000		3,033,750	(a)(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,000,000		3,309,684	(b)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	6,000,000		6,588,762	(b)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	4,370,000		3,468,731	(b)
Windstream Services LLC, Senior Notes	7.500%	4/1/23	550,000		433,130	(b)
Windstream Services LLC, Senior Notes	6.375%	8/1/23	1,000,000		737,660	(b)

Total Diversified Telecommunication Services					35,228,283

Wireless Telecommunication Services - 4.3%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	140,000	EUR	159,426	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,470,000		1,466,325	(a)(b)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	504,000		546,900	(b)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	790,000		788,281	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,190,000		1,026,375	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,450,000		5,170,688	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	1,780,000		1,986,925	(a)(b)
Sprint Corp., Senior Notes	7.625%	2/15/25	1,070,000		1,001,119
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,320,000		1,349,027	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000		817,094	(a)(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	460,000		446,025	(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000		242,405	(a)(b)

Total Wireless Telecommunication Services					15,000,590

TOTAL TELECOMMUNICATION SERVICES					50,228,873

UTILITIES - 3.2%
Electric Utilities - 1.2%
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	380,000		368,790	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	370,000		379,712	(a)(b)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	350,000		350,000	(a)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	370,000		415,787	(c)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Midwest Generation LLC, Pass-Through Certificates, Secured Bonds	8.560%	1/2/16	59,270		$59,270
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	228,862		239,161
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,150,000		1,173,000	(b)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,180,000		1,327,500	(b)

Total Electric Utilities					4,313,220

Gas Utilities - 0.2%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	320,000		316,800	(a)(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	480,000		491,280	(a)(b)

Total Gas Utilities					808,080

Independent Power and Renewable Electricity Producers - 1.8%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	2,243,000		2,411,225	(a)(b)
Foresight Energy LLC/Foresight Energy Finance Corp., Senior Notes	7.875%	8/15/21	590,000		460,200	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	2,240,877		2,312,305
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Bonds	9.125%	6/30/17	63,942		66,580
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,000,000		1,014,278	(a)

Total Independent Power and Renewable Electricity Producers					6,264,588

TOTAL UTILITIES					11,385,888

TOTAL CORPORATE BONDS & NOTES (Cost - $378,832,780)					364,060,975

ASSET-BACKED SECURITIES - 0.4%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	110,125		1	*(a)(e)(g)
Greenpoint Manufactured Housing, 1999-2 A2	2.898%	3/18/29	425,000		380,096	(i)
Greenpoint Manufactured Housing, 1999-3 2A2	3.562%	6/19/29	200,000		174,000	(i)
Greenpoint Manufactured Housing, 1999-4 A2	3.691%	2/20/30	200,000		174,000	(i)
Greenpoint Manufactured Housing, 2001-2 IA2	3.689%	2/20/32	275,000		254,556	(i)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.686%	3/13/32	475,000		434,239	(i)
SAIL Net Interest Margin Notes, 2003-6A A	7.000%	7/27/33	14,101		0	*(a)(e)(g)(j)
SAIL Net Interest Margin Notes, 2003-7A A	7.000%	7/27/33	42,974		25,664	*(a)(e)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,531,809)					1,442,556

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	220,000		195,388

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	765,886		536,120	(a)(d)(e)

TOTAL MATERIALS					731,508

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,546,000	MXN	300,959	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,313,268)					1,032,467

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 1.7%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	710,000		$723,016	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	560,000		568,400	(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	428,925		401,313	(k)(l)

TOTAL CONSUMER DISCRETIONARY					1,692,729

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	310,000		312,519	(k)(l)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	433,263		389,937	(k)(l)

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	520,000		512,850	(k)(l)

Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	700,000		691,687	(k)(l)

TOTAL HEALTH CARE					1,204,537

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	539,577		555,315	(k)(l)

MATERIALS - 0.2%
Chemicals - 0.2%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	400,000	EUR	455,593	(k)(l)

Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	100,000		81,208	(k)(l)

TOTAL MATERIALS					536,801

UTILITIES - 0.3%
Electric Utilities - 0.1%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	628,425		606,430	(k)(l)

Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	610,069		610,832	(k)(l)

TOTAL UTILITIES					1,217,262

TOTAL SENIOR LOANS (Cost - $5,998,224)					5,909,100

SOVEREIGN BONDS - 18.6%
Argentina - 0.6%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	435,000		435,487
Republic of Argentina, Senior Bonds	7.000%	4/17/17	1,880,000		1,792,180

Total Argentina					2,227,667

Brazil - 1.1%
Federative Republic of Brazil, Notes	10.000%	1/1/25	3,059,000	BRL	670,426
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	11,859,000	BRL	3,124,901

Total Brazil					3,795,327

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Colombia - 1.4%
Republic of Colombia, Senior Bonds	11.750%	2/25/20	544,000	$730,320
Republic of Colombia, Senior Bonds	4.000%	2/26/24	540,000	525,150
Republic of Colombia, Senior Bonds	7.375%	9/18/37	2,392,000	2,834,520
Republic of Colombia, Senior Bonds	6.125%	1/18/41	330,000	344,850
Republic of Colombia, Senior Notes	7.375%	3/18/19	498,000	571,455

Total Colombia				5,006,295

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	890,000	836,600	(a)(b)

Croatia - 0.5%
Republic of Croatia, Senior Notes	6.625%	7/14/20	370,000	404,262	(a)(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	850,000	878,687	(a)(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	450,000	465,188	(c)

Total Croatia				1,748,137

Dominican Republic - 1.2%
Dominican Republic, Senior Notes	5.500%	1/27/25	1,570,000	1,562,150	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	2,490,000	2,483,775	(a)(b)

Total Dominican Republic				4,045,925

Ecuador - 0.3%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,260,000	995,400	(a)

Egypt - 0.1%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	440,000	426,316	(a)

El Salvador - 0.1%
Republic of El Salvador, Notes	6.375%	1/18/27	300,000	285,000	(a)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	470,000	413,088	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	320,000	289,008	(a)

Total Gabon				702,096

Ghana - 0.1%
Republic of Ghana, Bonds	8.125%	1/18/26	540,000	488,808	(a)

Honduras - 0.1%
Republic of Honduras, Senior Notes	7.500%	3/15/24	500,000	530,000	(c)

Hungary - 0.5%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,414,000	1,583,680

Indonesia - 1.6%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	165,000	181,912	(c)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	2,900,000	3,132,000	(c)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,642,000	1,769,255	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	420,000	391,650	(a)

Total Indonesia				5,474,817

Ivory Coast - 0.7%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	2,140,000	1,947,742	(c)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	360,000	336,168	(a)

Total Ivory Coast				2,283,910

Jamaica - 0.3%
Government of Jamaica, Senior Notes	7.625%	7/9/25	380,000	416,100
Government of Jamaica, Senior Notes	6.750%	4/28/28	520,000	520,000

Total Jamaica				936,100

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.2%
Republic of Kenya, Senior Notes	5.875%	6/24/19	350,000		$351,564	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	530,000		515,266	(a)

Total Kenya					866,830

Lithuania - 0.4%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,300,000		1,511,874	(a)

Mexico - 1.4%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	124,000		139,500	(b)
United Mexican States, Senior Bonds	8.000%	6/11/20	30,168,400	MXN	2,016,245
United Mexican States, Senior Bonds	6.500%	6/9/22	1,717,900	MXN	107,044
United Mexican States, Senior Bonds	10.000%	12/5/24	8,750,000	MXN	670,264
United Mexican States, Senior Bonds	8.500%	11/18/38	179,400	MXN	13,071
United Mexican States, Senior Notes	3.625%	3/15/22	1,840,000		1,849,200	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	4,000		4,070

Total Mexico					4,799,394

Nigeria - 0.1%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	370,000		344,152	(a)

Pakistan - 0.1%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	500,000		517,137	(a)

Panama - 0.0%
Republic of Panama, Senior Bonds	6.700%	1/26/36	1,000		1,223

Paraguay - 0.2%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	660,000		666,600	(a)(b)

Peru - 1.4%
Republic of Peru, Senior Bonds	7.350%	7/21/25	50,000		63,625
Republic of Peru, Senior Bonds	8.750%	11/21/33	2,314,000		3,384,225
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,083,000		1,294,185
Republic of Peru, Senior Bonds	5.625%	11/18/50	39,000		42,120

Total Peru					4,784,155

Philippines - 0.3%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,200,000		1,227,000

Poland - 0.8%
Republic of Poland, Senior Notes	5.125%	4/21/21	890,000		999,461	(b)
Republic of Poland, Senior Notes	5.000%	3/23/22	1,582,000		1,769,372	(b)

Total Poland					2,768,833

Russia - 2.6%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,000,000		960,130	(a)(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	4,271,562		5,008,706	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	3,400,000		3,178,830	(a)

Total Russia					9,147,666

Senegal - 0.1%
Republic of Senegal, Bonds	6.250%	7/30/24	250,000		232,365	(c)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	290,000		279,566	(a)

Turkey - 0.7%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	270,000		287,591
Republic of Turkey, Senior Bonds	5.750%	3/22/24	280,000		297,716	(b)
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,180,000		1,107,111	(b)
Republic of Turkey, Senior Notes	6.750%	5/30/40	602,000		670,694	(b)

Total Turkey					2,363,112

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Uruguay - 0.3%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	300,000	$275,625
Republic of Uruguay, Senior Notes	4.500%	8/14/24	850,000	878,687

Total Uruguay				1,154,312

Venezuela - 0.7%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	240,000	101,760
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,108,000	414,946	(b)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	5,290,000	1,888,530	(c)

Total Venezuela				2,405,236

Vietnam - 0.1%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	200,000	219,250	(c)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	200,000	193,000	(a)

Total Vietnam				412,250

Zambia - 0.1%
Republic of Zambia, Senior Notes	8.970%	7/30/27	380,000	350,550	(a)

TOTAL SOVEREIGN BONDS (Cost - $68,185,766)				65,198,333

			SHARES
COMMON STOCKS - 2.3%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co.			90,989	1,262,018	(b)

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			46,209	0	*(e)(f)(j)

TOTAL CONSUMER DISCRETIONARY				1,262,018

FINANCIALS - 1.4%
Banks - 1.4%
Citigroup Inc.			75,394	4,032,071	(b)
JPMorgan Chase & Co.			12,923	828,364	(b)

TOTAL FINANCIALS				4,860,435

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			8,500	705,500	*(e)(f)

INDUSTRIALS - 0.3%
Marine - 0.1%
DeepOcean Group Holding AS			56,705	365,520	*(e)(f)

Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc.			30,319	627,907

TOTAL INDUSTRIALS				993,427

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			1,991,337	117,488	*(e)(f)

TOTAL COMMON STOCKS (Cost - $7,888,714)				7,938,868

CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp. (Cost - $610,350)	6.000%		8,500	330,438

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 1.1%
FINANCIALS - 1.1%
Capital Markets - 0.4%
State Street Corp.	5.900%		50,776	$1,321,699	(i)

Consumer Finance - 0.7%
GMAC Capital Trust I	8.125%		90,029	2,298,440	(i)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		5,950	152,023	(i)

TOTAL PREFERRED STOCKS (Cost - $3,608,318)				3,772,162

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $467,969,229)				449,684,899

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Barclays Capital Inc. repurchase agreement dated 8/31/15; Proceeds at maturity - $1,000,003; (Fully collateralized by U.S. government obligations, 1.625% due 7/31/19; Market Value - $1,020,000)	0.100%	9/1/15	$1,000,000	1,000,000
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/15; Proceeds at maturity - $3,000,010; (Fully collateralized by U.S. government obligations, 0.250% due 1/15/25; Market value - $3,060,000)	0.120%	9/1/15	3,000,000	3,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,000,000)				4,000,000

TOTAL INVESTMENTS - 129.5% (Cost - $471,969,229#)				453,684,899
Liabilities in Excess of Other Assets - (29.5)%				(103,412,148)

TOTAL NET ASSETS - 100.0%				$350,272,751

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	The coupon payment on these securities is currently in default as of August 31, 2015.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(j)	Value is less than $1.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$43,928,924	$611,975		$44,540,899
Materials	—	40,726,714	0	*	40,726,714
Utilities	—	10,153,618	1,232,270		11,385,888
Other corporate bonds & notes	—	267,407,474	—		267,407,474
Asset-backed securities	—	1,094,556	348,000		1,442,556
Convertible bonds & notes	—	1,032,467	—		1,032,467
Senior loans:
Consumer discretionary	—	1,124,329	568,400		1,692,729
Energy	—	—	389,937		389,937
Materials	—	81,208	455,593		536,801
Utilities	—	610,832	606,430		1,217,262
Other senior loans	—	2,072,371	—		2,072,371
Sovereign bonds	—	65,198,333	—		65,198,333
Common stocks:
Consumer discretionary	$1,262,018	—	0	*	1,262,018
Health care	—	—	705,500		705,500
Industrials	627,907	—	365,520		993,427
Materials	—	—	117,488		117,488
Other common stocks	4,860,435	—	—		4,860,435
Convertible preferred stocks	—	330,438	—		330,438
Preferred stocks	3,772,162	—	—		3,772,162

Total long-term investments	$10,522,522	$433,761,264	$5,401,113		$449,684,899

Short-term investments†	—	4,000,000	—		4,000,000

Total investments	$10,522,522	$437,761,264	$5,401,113		$453,684,899

Other financial instruments:
Futures contracts	$88,333	—	—		$88,333
Forward foreign currency contracts	—	$666,094	—		666,094

Total other financial instruments	$88,333	$666,094	—		$754,427

Total	$10,610,855	$438,427,358	$5,401,113		$454,439,326

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Forward Foreign Currency Contracts	—	$1,287,666	—		$1,287,666

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	ASSET-BACKED SECURITIES
Balance as of May 31, 2015	$891,906	$1,091,622	$0	*	$1,454,074	$348,000
Accrued premiums/discounts	3,982	1,791	—		104	1,028
Realized gain (loss)	—	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(24,362)	(19,501)	—		(77,323)	(1,028)
Purchases	32,188	—	—		—	—
Sales	(291,739)	(31,755)	—		(78,005)	—
Transfers into Level 3	—	—	—		—	—
Transfers out of Level 3[2]	—	(1,042,157)	—		(66,580)	—

Balance as of August 31, 2015	$611,975	—	$0	*	$1,232,270	$348,000

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2015[1]	$(24,362)	—	$—		$(74,855)	$(1,028)

	SENIOR LOANS
INVESTMENTS IN SECURITIES CONT’D	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	MATERIALS	UTILITIES
Balance as of May 31, 2015	$724,200	$313,875	$559,298	—	—
Accrued premiums/discounts	457	309	332	—	—
Realized gain (loss)	—	—	2,872	—	—
Change in unrealized appreciation (depreciation)[1]	9,559	(1,665)	(47,228)	—	—
Purchases	557,200	—	—	—	—
Sales	—	—	(125,337)	—	—
Transfers into Level 3[3]	—	—	—	$455,593	$606,430
Transfers out of Level 3[2]	(723,016)	(312,519)	—	—	—

Balance as of August 31, 2015	$568,400	—	$389,937	$455,593	$606,430

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2015[1]	$11,141	$(1,665)	$(47,228)	—	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES CONT’D	CONSUMER DISCRETIONARY		HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of May 31, 2015	$0	*	$705,500	$533,991	—	$6,622,466
Accrued premiums/discounts	—		—	—	—	8,003
Realized gain (loss)	—		—	—	—	2,872
Change in unrealized appreciation (depreciation)[1]	—		—	(168,471)	—	(330,019)
Purchases	—		—	—	—	589,388
Sales	—		—	—	—	(526,836)
Transfers into Level 3[3]	—		—	—	$117,488	1,179,511
Transfers out of Level 3[2]	—		—	—	—	(2,144,272)

Balance as of August 31, 2015	$0	*	$705,500	$365,520	$117,488	$5,401,113

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2015[1]	—		—	$(168,471)	$—	$(306,468)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,962,931
Gross unrealized depreciation	(37,247,261)

Net unrealized depreciation	$(18,284,330)

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro	51	9/15	$7,129,053	$7,164,862	$35,809

Contracts to Sell:
U.S. Treasury 5-Year Notes	161	12/15	19,281,961	19,229,437	52,524

Net unrealized appreciation on open futures contracts					$88,333

At August 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,426,065	BRL	10,973,000	Citibank N.A.	9/15/15	$414,989
EUR	260,000	USD	285,353	Bank of America N.A.	10/16/15	6,601
EUR	5,138,577	USD	5,785,329	Bank of America N.A.	10/16/15	(15,231)
USD	4,086,552	EUR	3,701,000	Bank of America N.A.	10/16/15	(69,294)
EUR	2,400,000	USD	2,635,152	Barclays Bank PLC	11/13/15	61,081
USD	6,566,876	MXN	108,421,562	Barclays Bank PLC	11/13/15	112,483
USD	2,989,741	EUR	2,751,465	Citibank N.A.	11/13/15	(101,338)
USD	1,875,811	GBP	1,220,000	Citibank N.A.	11/13/15	4,452
USD	453,403	PLN	1,746,895	Citibank N.A.	11/13/15	(8,259)
USD	4,363,942	EUR	4,000,753	Credit Suisse	11/13/15	(130,627)
USD	1,966,204	GBP	1,258,661	Credit Suisse	11/13/15	35,543
MXN	52,397,085	USD	3,219,616	Morgan Stanley & Co.	11/13/15	(100,390)
EUR	160,000	USD	178,035	UBS AG	11/13/15	1,714
EUR	300,000	USD	335,217	UBS AG	11/13/15	1,812
USD	23,998,949	EUR	22,063,617	UBS AG	11/13/15	(787,991)
USD	1,838,765	GBP	1,180,876	UBS AG	11/13/15	27,419
INR	239,557,744	SGD	5,138,320	Bank of America N.A.	11/16/15	(74,536)

Total						$(621,572)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 21, 2015